Effects of changes in currency exchange rate (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 107,151,600	$ 185,879,251
Current lease liabilities	7,142,360	9,120,616
Trade and other current payables	434,974,163	491,315,277
Accounts payable to related parties	55,140,630	34,282,408
Other current provisions	2,500,727	2,656,140
Current tax liabilities, current	9,938,664	9,064,074
Current provisions for employee benefits	38,713,293	43,184,275
Other current non-financial liabilities	31,921,197	21,650,379
Current liabilities	687,482,634	797,152,420
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	58,731,009	51,065,280
Current lease liabilities	2,084,679	2,527,052
Trade and other current payables	432,447,718	489,246,013
Accounts payable to related parties	55,140,630	34,282,408
Other current provisions	256,669	253,757
Current tax liabilities, current	4,486,182	8,331,308
Current provisions for employee benefits	22,293,579	28,000,315
Other current non-financial liabilities	906	758,076
Current liabilities	575,441,372	614,464,209
Not later than three months [member] | Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	2,367,748	30,799,638
Current lease liabilities	81,801	174,057
Trade and other current payables	272,728,937	264,506,307
Accounts payable to related parties	7,638,951	8,580,251
Other current provisions	233,330	189,277
Current tax liabilities, current	4,114,496	7,704,034
Current provisions for employee benefits	14,279,763	15,193,525
Other current non-financial liabilities	0	0
Current liabilities	301,445,026	327,147,089
Not later than three months [member] | Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	3,242,883	6,938,634
Current lease liabilities	1,693,771	1,872,690
Current liabilities	4,936,654	8,811,324
Not later than three months [member] | Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	52,714,405	13,162,172
Current lease liabilities	159,760	383,857
Trade and other current payables	48,552,262	64,107,427
Accounts payable to related parties	4,045,747	3,028,054
Current liabilities	105,472,174	80,681,510
Not later than three months [member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	212,407	52,421
Current lease liabilities	10,764	28,744
Trade and other current payables	10,018,064	9,891,227
Accounts payable to related parties	34,075,498	22,434,625
Current liabilities	44,316,733	32,407,017
Not later than three months [member] | Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	54,804	9,622
Current lease liabilities	103,598	40,403
Trade and other current payables	84,199,465	131,951,490
Accounts payable to related parties	9,229,527	0
Other current provisions	17,059	64,480
Current tax liabilities, current	0	548
Current provisions for employee benefits	6,569,427	11,460,733
Other current non-financial liabilities	906	758,076
Current liabilities	100,174,786	144,285,352
Not later than three months [member] | Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	113,368	101,069
Trade and other current payables	4,833,519	4,781,160
Accounts payable to related parties	91,998	860
Current provisions for employee benefits	235,272	276,475
Current liabilities	5,274,157	5,159,564
Not later than three months [member] | Other Currency [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	25,394	1,724
Trade and other current payables	123,267	183,076
Accounts payable to related parties	57,778	84,465
Current tax liabilities, current	0	0
Current liabilities	206,439	269,265
Not later than three months [member] | Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Current lease liabilities	34,985	27,301
Trade and other current payables	3,941,952	3,659,296
Current tax liabilities, current	371,686	375,649
Current provisions for employee benefits	649,101	520,823
Current liabilities	4,997,724	4,583,069
Not later than three months [member] | Paraguayan Pesos [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables	8,050,252	10,166,030
Accounts payable to related parties	1,131	154,153
Other current provisions	6,280	0
Current tax liabilities, current	0	251,077
Current provisions for employee benefits	560,016	548,759
Current liabilities	8,617,679	11,120,019
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	48,420,591	134,813,971
Current lease liabilities	5,057,681	6,593,564
Trade and other current payables	2,526,445	2,069,264
Accounts payable to related parties	0	0
Other current provisions	2,244,058	2,402,383
Current tax liabilities, current	5,452,482	732,766
Current provisions for employee benefits	16,419,714	15,183,960
Other current non-financial liabilities	31,920,291	20,892,303
Current liabilities	112,041,262	182,688,211
Later than three months and not later than one year [member] | Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	17,037,708	115,566,518
Current lease liabilities	96,742	182,644
Trade and other current payables	1,700,735	1,695,576
Accounts payable to related parties	0	0
Other current provisions	2,244,058	2,402,383
Current tax liabilities, current	2,819,345	732,766
Current provisions for employee benefits	16,419,714	15,183,960
Other current non-financial liabilities	30,980,829	20,293,201
Current liabilities	71,299,131	156,057,048
Later than three months and not later than one year [member] | Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	28,374,241	17,071,828
Current lease liabilities	4,228,695	4,729,420
Current liabilities	32,602,936	21,801,248
Later than three months and not later than one year [member] | Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	362,118	356,489
Current lease liabilities	445,300	1,449,899
Trade and other current payables	307,940	163,433
Accounts payable to related parties	0	0
Current liabilities	1,115,358	1,969,821
Later than three months and not later than one year [member] | Euros [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	49,840	45,392
Current lease liabilities	32,291	28,744
Trade and other current payables	88,592	155,643
Accounts payable to related parties	0	0
Current liabilities	170,723	229,779
Later than three months and not later than one year [member] | Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	0	2,999
Current lease liabilities	181,762	120,954
Trade and other current payables	0	0
Accounts payable to related parties	0	0
Other current provisions	0	0
Current tax liabilities, current	2,618,385	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	939,462	599,102
Current liabilities	3,739,609	723,055
Later than three months and not later than one year [member] | Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	2,596,684	1,770,745
Trade and other current payables	407,319	0
Accounts payable to related parties	0	0
Current provisions for employee benefits	0	0
Current liabilities	3,004,003	1,770,745
Later than three months and not later than one year [member] | Other Currency [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	0	0
Trade and other current payables	0	0
Accounts payable to related parties	0	0
Current tax liabilities, current	14,752	0
Current liabilities	14,752	0
Later than three months and not later than one year [member] | Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Current lease liabilities	72,891	81,903
Trade and other current payables	0	0
Current tax liabilities, current	0	0
Current provisions for employee benefits	0	0
Current liabilities	72,891	81,903
Later than three months and not later than one year [member] | Paraguayan Pesos [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables	21,859	54,612
Accounts payable to related parties	0	0
Other current provisions	0	0
Current tax liabilities, current	0	0
Current provisions for employee benefits	0	0
Current liabilities	$ 21,859	$ 54,612